Fair Values of Assets and Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	$ 376	$ 489
Other guarantees carrying value	194	198
Changes in debit valuation adjustments	$ 1	0	$ 0
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit valuation adjustment as percentage of derivative contract fair value	6313.00%
Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit valuation adjustment as percentage of derivative contract fair value	2.00%
Level 2 | Interest expense
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) where the fair value option is elected	$ 4
Mortgage Loans Held For Sale | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) where the fair value option is elected	(15)	$ (46)	$ (450)
Long-Term Debt, Interest Expense | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) where the fair value option is elected	$ (17)